Time Depoist Maturities (Schedule of Time Deposits Included in Interest-Bearing Deposits) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Maturities Of Time Deposits [Abstract]
2015	$ 860,822,000
2016	137,356,000
2017	98,508,000
2018	82,457,000
2019	52,733,000
2020 and after	45,062,000
Total	1,276,938,000
Total certificates of deposit $100,000 and more	$ 445,272,000	$ 553,957,000